FINANCIAL RISK MANAGEMENT - Foreign currency risks and liquidity risk (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Liquidity risk
Amount by which current liabilities exceed current assets	₽ 26,538
Availability of committed credit facilities	₽ 21,000
Minimum
Liquidity risk
Maturity of long term debt	1 year
Maximum
Liquidity risk
Maturity of long term debt	7 years
Foreign currency
Foreign currency risk exposure and sensitivity analysis
Increase in the currency exchange rate	1.00%	5.00%	20.00%
Decrease in the currency exchange rate	(1.00%)	(5.00%)	(20.00%)
Foreign currency | USD
Foreign currency risk exposure and sensitivity analysis
Effect on profit before tax	₽ (176)	₽ (447)	₽ (6,722)
Effect on profit before tax	176	447	6,722
Foreign currency | Euro
Foreign currency risk exposure and sensitivity analysis
Effect on profit before tax	152	830	2,274
Effect on profit before tax	₽ (152)	₽ (830)	₽ (2,274)